UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number        811-08379
                                   ---------------------------------------------

                    Principal Real Estate Securities Fund, Inc.
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               (Exact name of registrant as specified in charter)

711 High Street, Des Moines, Iowa                                50392-2080
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(Address of principal executive offices)                         (Zip code)

    MICHAEL D. ROUGHTON                      Copy to:
    The Principal Financial Group            John W. Blouch, Esq.
    Des Moines, Iowa  50392-0300             Dykema Gossett PLLC
                                             Franklin Square, Suite 300 West
                                             1300 I Street, N.W.
                                             Washington, DC 20005-3306
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   515-248-3842
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Date of fiscal year end:   10/31/2004
                           -------------------------

Date of reporting period:  07/01/2004 - 06/30/2005
                           -------------------------

FUND:  Principal Real Estate Fund, Inc.

Sub Advisor:  Principal Global Investors LLC

Issuer                                      Ticker     Cusip      Meeting
                                                                  Date
Taubman Centers, Inc.                       TCO        876664103  05/18/2005
Taubman Centers, Inc.                       TCO        876664103  05/18/2005
Taubman Centers, Inc.                       TCO        876664103  05/18/2005
Taubman Centers, Inc.                       TCO        876664103  05/18/2005
Taubman Centers, Inc.                       TCO        876664103  05/18/2005
Corporate Office Properties Trust, Inc.     OFC        22002T108  05/19/2005
Corporate Office Properties Trust, Inc.     OFC        22002T108  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
BRE Properties, Inc.                        BRE        05664E106  05/19/2005
SL Green Realty Corp.                       SLG        78440X101  05/19/2005
SL Green Realty Corp.                       SLG        78440X101  05/19/2005
SL Green Realty Corp.                       SLG        78440X101  05/19/2005
SL Green Realty Corp.                       SLG        78440X101  05/19/2005
The Macerich Co.                            MAC        554382101  05/19/2005
The Macerich Co.                            MAC        554382101  05/19/2005
The Macerich Co.                            MAC        554382101  05/19/2005
The Macerich Co.                            MAC        554382101  05/19/2005


Ticker   Matter Voted On

TCO      Elect Director Robert S. Taubman
TCO      Elect Director Lisa A. Payne
TCO      Approve Restricted Stock Plan
TCO      Approve Outside Director Stock Awards/Options in Lieu of Cash
TCO      Ratify Auditors
OFC      Elect Trustee Robert L. Denton
OFC      Elect Trustee Randall M. Griffin
BRE      Elect Director Robert A. Fiddaman
BRE      Elect Director L. Michael Foley
BRE      Elect Director Roger P. Kuppinger
BRE      Elect Director Matthew T. Medeiros
BRE      Elect Director Constance B. Moore
BRE      Elect Director Jeanne R. Myerson
BRE      Elect Director Gregory M. Simon
BRE      Increase Authorized Preferred Stock
BRE      Ratify Auditors
SLG      Elect Director Marc Holliday
SLG      Elect Director John S. Levy
SLG      Ratify Auditors
SLG      Approve Omnibus Stock Plan
MAC      Elect Director Dana K. Anderson
MAC      Elect Director Diana M. Laing
MAC      Elect Director Stanley A. Moore
MAC      Ratify Auditors




Proposed by Issuer or S/H?      Voted?      Vote      Was Vote For or
                                                      Against Management?

Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For
Issuer                          yes         For       For

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Principal Real Estate Securities Fund, Inc.
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By (Signature and Title)    /s/ Arthur S. Filean
                         -------------------------------------------------------
                            Arthur S. Filean
                            Senior Vice President and Secretary

Date              August 29, 2005
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